Other liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous current liabilities [abstract]
Provisions	$ 33,575	$ 14,276
Pension liability	12,015	11,854
Other employee benefits	2,806	2,564
Unearned revenue	1,015	1,857
Other liabilities	$ 49,411	$ 30,551